Business Consolidation and Other Activities, Accrual Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Accrued Reserves [Roll Forward]
Beginning balance	$ 11	$ 5
Charges	160	78
Non-cash items	(15)	(5)
Non-cash items	78
Cash	(64)	(67)
Ending balance	29	11
Cumulative costs since 2022	153
Employee Severance and Benefits [Member]
Accrued Reserves [Roll Forward]
Beginning balance	10	2
Charges	41	31
Cash	(22)	(23)
Ending balance	29	10
Facility Exit Costs [Member]
Accrued Reserves [Roll Forward]
Beginning balance	1	3
Charges	21	21
Cash	(22)	(23)
Ending balance		1
Non-Cash Impairment Charges [Member]
Accrued Reserves [Roll Forward]
Charges	15	5
Non-cash items	(15)	(5)
Other Activities [Member]
Accrued Reserves [Roll Forward]
Charges	83	21
Non-cash items	63
Cash	$ (20)	$ (21)